UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22990

Pomona Investment Fund
(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

Michael D. Granoff
Pomona Management LLC
780 Third Avenue, 46th Floor
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Pomona Investment Fund
Schedule of Investments
June 30, 2016 (unaudited)

Investment Funds [a] (65.17%)	Geographic
Seasoned Primary Investments (4.88%)	Region [b]	Fair Value
Gryphon Partners IV, L.P. [c]	North America	$2,687,543
Total Seasoned Primary Investments (4.88%)		2,687,543

Secondary Investments (60.29%)
Advent International GPE VII-B Limited Partnership [c]	North America	2,557,809
Audax Mezzanine Fund II, L.P.	North America	109,466
Audax Private Equity Fund III, L.P. [c]	North America	2,428,202
Bain Capital Asia Fund, L.P.	North America	906,724
Bain Capital Distressed and Special Situations 2013 E, L.P [c]	North America	1,020,141
Bain Capital Fund VIII, L.P.[c]	North America	631,951
Bain Capital Fund X, L.P.[d,f]	North America	5,205,186
Clayton, Dubilier & Rice Fund VII, L.P.	North America	1,164,002
Clyde Blowers Capital Fund III LP c	Europe	1,642,958
DCM IV, L.P. [c]	North America	187,482
DCM V, L.P. [c]	North America	827,389
DCM VI, L.P. [c]	North America	1,601,632
GSO Capital Opportunities Overseas Fund L.P.	North America	664,583
Insight Venture Partners Coinvestment Fund II, L.P.	North America	775,652
Insight Venture Partners Coinvestment Fund III, L.P. [c]	North America	560,978
Insight Venture Partners V Coinvestment Fund, L.P.	North America	10,543
Insight Venture Partners V, L.P.	North America	479,308
Insight Venture Partners VI, L.P.	North America	1,681,651
Insight Venture Partners VII, L.P. [e,f]	North America	2,781,964
Insight Venture Partners VIII, L.P. [c,e,f]	North America	3,356,333
Littlejohn Fund IV, L.P. [c]	North America	2,253,128
Madison International Real Estate Liquidity Fund V	North America	90,007
Oaktree Private Investment Fund 2010, L.P. [c]	North America	133,095
Perry Partners International, Inc. [c]	North America	195,040
TCW/Crescent Mezzanine Partners VB, L.P.	North America	966,429
TPG Opportunities Partners III (B), L.P. [c]	North America	47,447
Wellspring Capital Partners IV, L.P.	North America	899,217
Total Secondary Investments (60.29%)		33,178,317
Total Investments in Investment Funds (Cost $37,928,884) (65.17%)		$35,865,860

Short-Term Investment (36.46%)

Money Market Fund	Fair Value
Fidelity Government Money Market Fund - Institutional Class, 0.30% [g]	$20,064,738
Total Money Market Fund (36.46%)	$20,064,738

Total Short-Term Investment (Cost $20,064,738) (36.46%)	$20,064,738

Total Investments (Cost $57,993,622) (101.63%)	$55,930,598

Liabilities in Excess of Other Assets (-1.63%)	(899,847)

Shareholders' Capital (100.00%)	$55,030,751

[a]	Investment Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2016 was $37,928,884 and $35,865,860, respectively.
[b]	In the case of Investment Funds, geographic region generally refers to where the general partner is headquartered and may be different from where an Investment Fund invests or operates.
[c]	Non-income producing.
[d]	This Investment Fund focuses on buyouts, growth capital investments and restructurings.
[e]	These Investment Funds invest in growth-stage companies, including control/buyout investments in more mature companies and minority deals in less mature companies.
[f]	These Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
[g]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

Pomona Investment Fund, formerly known as Pomona Private Equity Fund, (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

In general, investments are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Investment Funds in which the Fund invests normally do not have readily available market prices and therefore will be valued at “fair value”. Determining the fair value of Investment Funds and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s investments in Investment Funds are estimates and are determined by the adviser in accordance with the Valuation Procedures. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Investment Fund. Ordinarily, the fair value of an Investment Fund is based on the net asset value (“NAV”) of that Investment Fund reported by its investment manager. If the adviser determines that the most recent NAV reported by the investment manager of an Investment Fund does not represent the fair value or if the investment manager of an Investment Fund fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

The Fund uses NAV provided for the Investment Funds as its measure of fair value of an investment in an Investment Fund when (i) the market price for such investment is not readily available, (ii) such investment does not have a readily determinable fair value, and (iii) the NAV is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by Pomona Management LLC (the “Administrator”). The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund would not be able to resell such investments for extended periods, if at all. Therefore, the Fund’s private equity investments are classified as Level 3 assets.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-07, investments in Investment Funds with a fair value of $35,865,860 are excluded from the fair value hierarchy as of June 30, 2016.

The following table represents the investments carried at fair value on the Statement of Assets and Liabilities by level within the valuation hierarchy as of June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Short-Term Investment	$20,064,738	$-	$-	$20,064,738
Total	$20,064,738	$-	$-	$20,064,738

During the period ended June 30, 2016, the Fund did not have any significant transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its fiscal tax year end.

At June 30, 2016, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Gross unrealized appreciation	$1,678,967
Gross unrealized depreciation	(3,224,016)
Net unrealized depreciation	$(1,545,049)
Cost of investments	$57,475,647

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	August 29, 2016

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	August 29, 2016

*	Print the name and title of each signing officer under his or her signature.